Annual Fund Operating Expenses - Atlas U.S. Government Money Market Fund, Inc.	Jul. 28, 2025
Atlas U.S. Government Money Market Fund, Inc. Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.78%
Atlas U.S. Government Money Market Fund, Inc. Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.53%
Atlas U.S. Government Money Market Fund, Inc. Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.08%